Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
A.	Derivatives Foreign exchange operation agreements with deferred premium
As of December 31, 2024, 2023 and 2022, this caption includes the following:

In thousands of soles			Reference value	Maturity date	2024	2023	2022
Derivative assets mandatorily measured at FVTPL
Fx operation Agreement – Purchased Collar			US$ 55,500	2026	—	—	9,396
Fx operation Agreement – Purchased Collar	(e	)	US$ 80,000	2024	—	721	—
Derivative assets mandatorily measured at FVOCI
Fx operation Agreements – Long forward	(a	)	US$ 300,000	2023	—	—	69,064
Fx operation Agreements – Purchased Collar (Long Put)	(a	)	US$ 300,000	2023	—	—	(9,835)
Fx operation Agreements – Purchased Collar (Short Call)			US$ 300,000	2023	—	—	13,981
Fx operation Agreement – Call Spread	(a	)	US$ 253,000	2029	38,849	—	—
Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	(2,856)	—	—
Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	7,825	—	—
Fx operation Agreements – Purchased Collar (Long Put)	(a	)	US$ 300,000	2025	—	(33,325)	—
Fx operation Agreements – Purchased Collar (Short Call)	(a	)	US$ 300,000	2025	—	50,870	—
Fx operation Agreement – Call Spread	(b	)	US$ 55,500	2026	4,828	6,464	—
Fx operation Agreement – Call Spread	(d	)	US$ 2,082	2028	205	254	—
Fx operation Agreement – Call Spread	(d	)	US$ 50,918	2028	5,534	6,205	—
Fx operation Agreement – Purchased Collar	(c	)	US$ 396,500	2028	—	51,024	—
Fx operation Agreement – Single Call	(c	)	US$ 30,000	2028	6,337	—	—
Interest Rate Swap – TIIE	(f	)	MXN 1,705,351	2028	6,750	—	—

					67,472	82,213	82,606

Current					8,962	721	69,064

Non-current					58,510	81,492	13,542

Derivative liabilities mandatorily measured at FVOCI
Interest Rate Swap – TIIE	(f	)	MXN 3,410,702	2028	38,471	—	—
Interest Rate Swap – SOFR	(f	)	US$ 77,500	2028	3,899	—	—
Fx operation Agreements – Purchased Collar (Long Put)			US$ 300,000	2025	—	—	(50)
Fx operation Agreements – Purchased Collar (Short Call)			US$ 300,000	2025	—	—	15,367

					42,370	—	15,317

Current					15,273	—	15,317

Non-current					27,097	—	—